Provision for Credit Losses (Details) - Schedule of provision for credit losses - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Provision for Credit Losses [Abstract]
Provision for credit losses	¥ (238,084,863)	¥ 298,467,893	¥ (77,348,480)
Home equity loans [Member]
Schedule of Provision for Credit Losses [Abstract]
Provision for credit losses	(55,755,647)	257,624,013	(58,216,554)
Corporate loans [Member]
Schedule of Provision for Credit Losses [Abstract]
Provision for credit losses	(24,693,114)
Debt securities [Member]
Schedule of Provision for Credit Losses [Abstract]
Provision for credit losses	(10,565,475)	(5,403,084)
Guarantee liabilities [Member]
Schedule of Provision for Credit Losses [Abstract]
Provision for credit losses	(155,017,657)	(3,182,958)
Trade and other receivables [Member]
Schedule of Provision for Credit Losses [Abstract]
Provision for credit losses	¥ 7,947,030	¥ 49,429,922	¥ (19,131,926)